FAIR VALUE MEASUREMENTS - FAIR VALUE MEASUREMENTS NARRATIVE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 02, 2017	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)			$ 4,204,000
Margin for Growth Program
Derivative [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)	$ 105,992,000	$ 105,992,000
Impairment of Long-Lived Assets Held-for-use	$ 102,720,000	102,720,000
Significant other unobservable inputs (Level 3)
Derivative [Line Items]
Fair Value, Net Asset (Liability)		$ 0	$ 0